MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2001

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                               SEMI-ANNUAL REPORT

                              "MEETING OBJECTIVES"

                                                                January 28, 2002

Dear Fellow Shareholder:

     As you know, the objective of Narragansett Insured Tax-Free Income Fund is to provide you with "as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital."*

     From the inception of the Fund on September 10, 1992, management has always strived to meet this objective through having an investment portfolio of high quality securities and a maturity level which is primarily intermediate term in nature. This investment approach offers shareholders the opportunity to feel good about their investment knowing that:

     *   the share price should fluctuate relatively little, and thus
     *   their investment should be relatively secure.

     Through the various checks we have made of shareholder sentiments, this philosophy consistently rings true in the thinking of our investors. Shareholders of Narragansett Insured Tax-Free Income Fund have expressed to us their desire to make sure that their investment in the Fund is such that they will get a "RETURN OF THEIR MONEY" as well as a "TAX-FREE RETURN ON THEIR
MONEY." Therefore, we have managed the investment portfolio of the Fund accordingly.

     We think you will be interested in seeing just how well the Fund has met its objective of a stable share value since its inception. The Fund's share price will always have some fluctuation to it as a result of market activity and interest rate changes. However, the share price of the Fund has fluctuated very little since its inception in 1992. We have continually sought to meet the objective of preserving shareholders' capital in the Fund to the maximum extent possible and believe that our efforts and success in this regard are evident in the following graph.**

[Graphic of a bar chart with the following information:]

              SHARE NET ASSET VALUE
         9/10/92                      $9.60
        12/31/92                      $9.59
        12/31/93                     $10.31
        12/31/94                      $9.11
        12/31/95                     $10.24
        12/31/96                     $10.14
        12/31/97                     $10.46
        12/31/98                     $10.55
        12/31/99                      $9.76
        12/31/00                     $10.29
        12/31/01                     $10.22


     Now, let's take a look at how well we have done in providing preservation of capital over the six-month period from July 1, 2001 to December 31, 2001 covered by this Semi-Annual report.

               CLASS A SHARE PRICE

        July, 2001                   $10.40
        August, 2001                 $10.50
        September, 2001              $10.44
        October, 2001                $10.51
        November, 2001               $10.38
        December, 2001               $10.22

     As you will note, the share price of the Fund fluctuated somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.29 ($10.22 vs. $10.51), or approximately 3%. Thus, the total volatility of share price was far less than that experienced by various other investments that you might have made over the last six months.

     Now, let's take a look at the double tax-free dividend rate paid over the last six months, representing the first half of the fiscal year.

     As you are aware, by having the Fund principally invest in Rhode Island municipal bonds, the Fund is in a position to provide its shareholders with income which is exempt from both Rhode Island state and regular Federal income tax. Also, we have consistently tried to ensure that people get their monthly dividend in time to meet their schedule for payments of various living expenses. Therefore, we pick a payment date every month that allows the income to be provided to you by around the 1st of the following month.

                                APPROXIMATE PER                  # OF DAYS
                              SHARE DIVIDEND PAID           COVERED BY DIVIDEND

  July, 2001                        $.039                           30
  August, 2001                      $.038                           30
  September, 2001                   $.041                           32
  October, 2001                     $.040                           31
  November, 2001                    $.039                           31
  December, 2001                    $.036                           28

     As you will observe, we try to ensure that the rate of income you receive is approximately equal for every month, in keeping with our shareholders' income needs. This is the same approach we have maintained since the inception of the Fund in September, 1992. The dividend paid will, however, fluctuate slightly based upon the number of days covered by the dividend. As you will note, December's dividend is smaller than other months because it covers only 28 days.

     For you as a shareholder of Narragansett Insured Tax-Free Income Fund, we have tried our best to meet the stated objectives for the Fund.

     We want you to keep what you have in principal while earning a consistent stream of income every month. Most importantly, we want the Fund to meet your objective of feeling comfortable with your investment and having enough money each month to be able to meet your desired living expenses.

     It is always gratifying to accomplish what you have set out to do. We hope that by the Fund meeting its objectives, we have helped you to meet your objectives as well.

                                   Sincerely,


/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees


* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** The above chart illustrates the record of Class A Net Asset Value Price since the Fund's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                                                     RATING
    FACE                                                                                             MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (53.0%)                                                        S&P                 VALUE
-----------    ------------------------------------------------------------------------------        -------           ------------
               Town of Bristol, Rhode Island
$ 1,000,000       5.100%, 08/15/07, MBIA Insured ............................................        Aaa/AAA           $  1,026,950
               Town of Burrillville, Rhode Island
    250,000       5.400%, 10/15/06, MBIA Insured ............................................        Aaa/AAA                259,013
    250,000       5.500%, 10/15/07, MBIA Insured ............................................        Aaa/AAA                260,495
    405,000       5.300%, 07/15/08, AMBAC Insured ...........................................        Aaa/AAA                416,008
    150,000       5.700%, 10/15/10, MBIA Insured ............................................        Aaa/AAA                156,252
               Central Falls, Rhode Island
    500,000       4.900%, 11/15/05 MBIA Insured .............................................        Aaa/AAA                516,505
    500,000       5.200%, 11/15/09 MBIA Insured .............................................        Aaa/AAA                514,815
               Coventry Rhode Island
    550,000       5.000%, 11/01/16, AMBAC Insured ...........................................        Aaa/AAA                545,188
    550,000       5.000%, 11/01/17, AMBAC Insured ...........................................        Aaa/AAA                541,062
               Cranston, Rhode Island
  1,120,000       5.300%, 07/15/05, MBIA Insured ............................................        Aaa/AAA              1,144,830
    300,000       5.500%, 06/15/07, MBIA Insured ............................................        Aaa/AAA                326,625
    500,000       5.450%, 11/15/11, FGIC Insured ............................................        Aaa/AAA                531,875
               Town of Cumberland, Rhode Island
    345,000       5.500%, 09/01/06, MBIA Insured ............................................        Aaa/AAA                369,581
    500,000       5.600%, 10/01/08, MBIA Insured ............................................        Aaa/AAA                510,615
    500,000       5.000%, 08/01/15, MBIA Insured ............................................        Aaa/AAA                498,125
               Town of Lincoln, Rhode Island
    400,000       5.100%, 01/15/06, MBIA Insured ............................................        Aaa/AAA                419,000
    400,000       5.200%, 08/15/06, MBIA Insured ............................................        Aaa/AAA                412,580
  1,000,000       5.500%, 08/15/10, MBIA Insured ............................................        Aaa/AAA              1,037,450
    100,000       5.625%, 04/15/11, MBIA Insured ............................................        Aaa/AAA                102,200
    250,000       5.750%, 08/01/15, FGIC Insured ............................................        Aaa/AAA+               267,187
               Narragansett, Rhode Island
    300,000       5.100%, 09/15/06, MBIA Insured ............................................        Aaa/AAA                309,477
  1,000,000       5.300%, 09/15/08, MBIA Insured ............................................        Aaa/AAA              1,029,370
               Newport, Rhode Island
    250,000       4.900%, 05/15/06, FGIC Insured ............................................        Aaa/AAA                261,563
    500,000       5.000%, 05/15/07, FGIC Insured ............................................        Aaa/AAA                519,375
    150,000       6.550%, 08/15/07, MBIA Insured ............................................        Aaa/AAA                153,390
    500,000       5.100%, 05/15/08, FGIC Insured ............................................        Aaa/AAA                517,500
  1,000,000       4.500%, 11/01/15, AMBAC Insured ...........................................        Aaa/AAA                940,000
  1,000,000       4.750%, 11/01/18 AMBAC Insured ............................................        Aaa/AAA                951,250
               North Providence, Rhode Island, Series A
$   400,000       5.700%, 07/01/08, MBIA Insured ............................................        Aaa/AAA           $    441,500
               North Providence, Rhode Island, Ref. Series A
    500,000       4.700%, 09/15/14, FSA Insured .............................................        Aaa/AAA+               490,625
               Pawtucket, Rhode Island
    310,000       5.625%, 04/15/07, FGIC Insured ............................................        Aaa/AAA                326,663
    500,000       5.750%, 04/15/09, FGIC Insured ............................................        Aaa/AAA                526,875
    600,000       4.300%, 09/15/09, AMBAC Insured ...........................................        Aaa/AAA+               595,500
    250,000       4.400%, 09/15/10, AMBAC Insured ...........................................        Aaa/AAA+               247,188
               Providence, Rhode Island
    100,000       5.500%, 01/15/04, MBIA Insured ............................................        Aaa/AAA                102,091
    100,000       5.900%, 01/15/09, MBIA Insured ............................................        Aaa/AAA                102,088
    700,000       5.500%, 01/15/11, FSA Insured .............................................        Aaa/AAA                742,875
  1,925,000       5.200%, 04/01/11, AMBAC Insured ...........................................        Aaa/AAA+             2,006,812
    200,000       5.250%, 01/15/12, MBIA Insured ............................................        Aaa/AAA                204,038
  1,000,000       5.000%, 01/15/16, FGIC Insured ............................................        Aaa/AAA                991,250
  1,000,000       5.000%, 01/15/17, FGIC Insured ............................................        Aaa/AAA                985,000
  1,000,000       5.000%, 01/15/18, FGIC Insured ............................................        Aaa/AAA                978,750
               East Providence, Rhode Island
    500,000       5.400%, 05/15/07, MBIA Insured ............................................        Aaa/AAA                530,000
               Commonwealth of Puerto Rico
    100,000       5.750%, 07/01/09, MBIA Insured ............................................        Aaa/AAA                103,598
    100,000       6.000%, 07/01/14, MBIA Insured ............................................        Aaa/AAA                103,720
    500,000       5.850%, 07/01/15, AMBAC Insured ...........................................        Aaa/AAA                518,235
    500,000       5.875%, 07/01/18, MBIA Insured ............................................        Aaa/AAA                518,295
               State of Rhode Island
  1,000,000       5.000%, 07/15/05, FGIC Insured ............................................        Aaa/AAA              1,055,000
  1,000,000       5.125%, 07/15/11, FGIC Insured ............................................        Aaa/AAA              1,042,500
  2,000,000       5.000%, 08/01/14, FGIC Insured ............................................        Aaa/AAA              2,032,500
  1,500,000       5.000%, 09/01/15, FGIC Insured ............................................        Aaa/AAA              1,511,250
  2,000,000       5.000%, 09/01/19, MBIA Insured ............................................        Aaa/AAA              1,965,000
  1,500,000       5.000%, 09/01/20, MBIA Insured ............................................        Aaa/AAA              1,470,000
               Rhode Island Consolidated Capital Development
                  Loan, 1992 Series A
     20,000       5.500%, 08/01/07, FGIC Insured ............................................        Aaa/AAA                 20,442
               Rhode Island Consolidated Capital Development
                  Loan, 1993 Series A
$ 1,000,000       4.800%, 06/15/02, AMBAC Insured ...........................................        Aaa/AAA           $  1,014,280
  1,000,000       5.100%, 11/01/13, FGIC Insured ............................................        Aaa/AAA              1,024,270
               Rhode Island Consolidated Capital Development
                  Loan, Series A
  1,000,000       5.000%, 09/01/14, FGIC Insured ............................................        Aaa/AAA              1,015,000
  1,500,000       4.750%, 09/01/17, FGIC Insured ............................................        Aaa/AAA              1,441,875
               Rhode Island Consolidated Capital Development
                  Loan, Series B
  1,000,000       5.000%, 06/01/14, FGIC Insured ............................................        Aaa/AAA              1,016,250
  1,000,000       5.000%, 08/01/15, FGIC Insured ............................................        Aaa/AAA              1,007,500
               Town of Scituate, Rhode Island
    375,000       5.500%, 04/01/09, MBIA Insured ............................................        Aaa/AAA                393,750
               South Kingstown, Rhode Island
    400,000       4.900%, 11/15/07, AMBAC Insured ...........................................        Aaa/AAA                410,704
    390,000       5.000%, 03/15/08, MBIA Insured ............................................        Aaa/AAA                401,700
    390,000       5.050%, 03/15/09, MBIA Insured ............................................        Aaa/AAA                401,212
    170,000       5.200%, 06/01/09, MBIA Insured ............................................        Aaa/AAA                174,174
    170,000       5.250%, 06/01/10, MBIA Insured ............................................        Aaa/AAA                174,158
    500,000       5.500%, 06/15/12, MBIA Insured ............................................        Aaa/AAA+               531,875
               Warwick, Rhode Island
    195,000       5.600%, 08/01/14, FSA Insured .............................................        Aaa/AAA                206,944
  1,000,000       5.000%, 03/01/18, FSA Insured .............................................        Aaa/AAA                983,750
  1,000,000       5.000%, 01/15/19, FGIC Insured ............................................        Aaa/AAA                977,500
    500,000       5.000%, 01/15/20, FGIC Insured ............................................        Aaa/AAA                486,250
               West Warwick, Rhode Island
    500,000       5.800%, 01/01/04, MBIA Insured ............................................        Aaa/AAA                510,000
    500,000       5.900%, 01/01/05, MBIA Insured ............................................        Aaa/AAA                510,000
               Woonsocket, Rhode Island
    385,000       5.125%, 03/01/11, MBIA Insured ............................................        Aaa/AAA                395,587
    655,000       4.450%, 12/15/12, FGIC Insured ............................................        Aaa/AAA+               632,894
    685,000       4.550%, 12/15/13, FGIC Insured ............................................        Aaa/AAA+               666,163
                                                                                                                       ------------
                     Total General Obligation Bonds .........................................                            48,525,912
                                                                                                                       ------------

               REVENUE BONDS (46.5%)
               ------------------------------------------------------------------------------

               HIGHER EDUCATION REVENUE BONDS (17.3%)
               ------------------------------------------------------------------------------
               Providence Rhode Island Pub. Bldg. School &
                  Public Facs. Proj.
$ 1,500,000       5.250%, 12/15/17, AMBAC Insured ...........................................        Aaa/AAA           $  1,511,250
  1,000,000       5.250%, 12/15/19, AMBAC Insured ...........................................        Aaa/AAA              1,003,750
               Rhode Island Health & Education Building Corp.,
                  Board of Governors, 1993 Series A
    450,000       5.300%, 09/15/08, MBIA Insured ............................................        Aaa/AAA                467,437
    500,000       5.250%, 09/15/23, MBIA Insured ............................................        Aaa/AAA                495,625
               Rhode Island Health & Education Building Corp.,
                  Brown University, 1993 Series
    500,000       5.400%, 09/01/18, MBIA Insured ............................................        Aaa/AAA                504,250
    500,000       5.375%, 09/01/23, MBIA Insured ............................................        Aaa/AAA                500,810
  1,000,000       5.000%, 09/01/23, MBIA Insured ............................................        Aaa/AAA                957,500
               Rhode Island Health & Education Building Corp.,
                  Bryant College
    100,000       6.300%, 06/01/03, MBIA Insured ............................................        Aaa/AAA                103,502
     50,000       5.550%, 06/01/03, MBIA Insured ............................................        Aaa/AAA                 51,641
    100,000       5.800%, 06/01/05, MBIA Insured ............................................        Aaa/AAA                103,191
               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1992 Series A
    200,000       5.875%, 04/01/05, AMBAC Insured ...........................................        NR/AAA                 210,750
    150,000       6.375%, 04/01/12, AMBAC Insured ...........................................        NR/AAA                 159,375
    150,000       5.750%, 04/01/12, AMBAC Insured ...........................................        NR/AAA                 158,063
               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1993 Series A
    100,000       5.200%, 04/01/04, AMBAC Insured ...........................................        NR/AAA                 104,500
    500,000       5.250%, 04/01/16, AMBAC Insured ...........................................        NR/AAA                 503,750
               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1999 Series A
    465,000       5.500%, 04/01/15, MBIA Insured ............................................        Aaa/AAA                487,087
    600,000       5.500%, 04/01/16, MBIA Insured ............................................        Aaa/AAA                628,500
  2,000,000       5.000%, 04/01/29, MBIA Insured ............................................        Aaa/AAA              1,880,000
               Rhode Island Health & Education Building Corp.,
                  Providence College, 1993 Series
$   300,000       5.600%, 11/01/09, MBIA Insured ............................................        Aaa/AAA           $    318,750
    300,000       5.600%, 11/01/10, MBIA Insured ............................................        Aaa/AAA                319,125
    500,000       5.125%, 11/15/11, MBIA Insured ............................................        Aaa/AAA                514,375
  1,500,000       5.600%, 11/01/22, MBIA Insured ............................................        Aaa/AAA              1,520,625
               Rhode Island Health & Education Building Corp.,
                  Rhode Island School of Design, 1992 Series
    200,000       5.800%, 06/01/05, MBIA Insured ............................................        Aaa/AAA                207,392
               Rhode Island Health & Education Building Corp.
                  Rhode Island School of Design 2001 Series
    505,000       4.700%, 06/01/18, MBIA Insured ............................................        Aaa/AAA                467,756
    280,000       4.750%, 06/01/19, MBIA Insured ............................................        Aaa/AAA                258,300
               Rhode Island Health & Education Building Corp.,
                  Roger Williams University, 1996 Series S
  1,000,000       5.500%, 11/15/11, AMBAC Insured ...........................................        NR/AAA               1,056,250
  1,000,000       5.000%, 11/15/18, AMBAC Insured ...........................................        Aaa/AAA                977,500
               Rhode Island Health & Education Building Corp.,
                  Salve Regina, 1993 Series
    150,000       6.100%, 03/15/06, AMBAC Insured ...........................................        NR/AAA                 158,438
               Rhode Island St. Health Education Building,
                  Bryant College
    230,000       5.000%, 12/01/21, AMBAC Insured ...........................................        Aaa/AAA                221,088
                                                                                                                       ------------
                  Total Higher Education Revenue Bonds ......................................                            15,850,580
                                                                                                                       ------------

               HOSPITAL REVENUE BONDS (1.1%)
               ------------------------------------------------------------------------------
               Rhode Island Health & Education Building Corp.
                  Women & Infants Hospital, 1992 Series
    100,000       6.150%, 09/01/05, FSA Insured .............................................        Aaa/AAA                104,393
    400,000       6.350%, 09/01/07, FSA Insured .............................................        Aaa/AAA                418,036
    300,000       6.550%, 09/01/13, FSA Insured .............................................        Aaa/AAA                313,917
               Rhode Island Health & Education Building Corp.,
                  Kent County Memorial Hospital 1992 Series
    150,000       6.000%, 07/01/06, MBIA Insured ............................................        Aaa/AAA                153,315
                                                                                                                       ------------
                  Total Hospital Revenue Bonds ..............................................                               989,661
                                                                                                                       ------------

               MORTGAGE REVENUE MULTI-FAMILY BONDS (0.7%)
               ------------------------------------------------------------------------------
               Rhode Island Housing & Mortgage Finance Corp.,
                  1995 Series A
$   290,000       5.450%, 07/01/04, AMBAC Insured ...........................................        Aaa/AAA           $    303,050
    295,000       5.550%, 07/01/05, AMBAC Insured ...........................................        Aaa/AAA                310,487
                                                                                                                       ------------
                  Total Mortgage Revenue Bonds ..............................................                               613,537
                                                                                                                       ------------

               WATER AND SEWER REVENUE BONDS (7.6%)
               ------------------------------------------------------------------------------
               Bristol County Rhode Island Water Authority, 1997
                  Series A
    300,000       5.000%, 12/01/08, MBIA Insured ............................................        Aaa/AAA                310,875
    750,000       5.250%, 07/01/17, MBIA Insured ............................................        Aaa/AAA                753,750
               Kent County Water Authority Revenue Bonds, 1994
                  Series A
    250,000       5.700%, 07/15/04, MBIA Insured ............................................        Aaa/AAA                265,938
               Rhode Island Clean Water Protection Finance
                  Agency, Series 1999C
  1,000,000       5.125%, 10/01/11, MBIA Insured ............................................        Aaa/AAA              1,031,250
               Rhode Island Clean Water Protection Finance
                  Agency, Series A
    500,000       4.600% , 10/01/13, AMBAC Insured ..........................................        Aaa/AAA                489,375
    500,000       4.750%, 10/01/14, AMBAC Insured ...........................................        Aaa/AAA                492,500
  1,250,000       5.400%, 10/01/15, MBIA Insured ............................................        Aaa/AAA              1,306,250
  2,000,000       4.750%, 10/01/18, AMBAC Insured ...........................................        Aaa/AAA              1,897,500
    500,000       4.750%, 10/01/20, AMBAC Insured ...........................................        Aaa/AAA                467,500
                                                                                                                       ------------
                  Total Water and Sewer Revenue Bonds .......................................                             7,014,938
                                                                                                                       ------------

               UTILITY REVENUE BONDS (0.1%)
               ------------------------------------------------------------------------------
               Puerto Rico Electric Power Authority, Series Q
    100,000       5.750%, 07/01/07, FSA Insured .............................................        Aaa/AAA                102,905
                                                                                                                       ------------

               DEVELOPMENT REVENUE BONDS (12.8%)
               ------------------------------------------------------------------------------
               Rhode Island Convention Center Authority, 1993
                  Series A
    500,000       5.400%, 05/15/08, AMBAC Insured ...........................................        Aaa/AAA                530,625
    300,000       5.500%, 05/15/13, AMBAC Insured ...........................................        Aaa/AAA                318,750
  1,000,000       5.000%, 05/15/20, AMBAC Insured ...........................................        Aaa/AAA                983,750
  1,200,000       5.000%, 05/15/23, AMBAC Insured ...........................................        Aaa/AAA              1,152,000
               Rhode Island Convention Center Authority, 1993
                  Series B
$   500,000       5.000%, 05/15/07, MBIA Insured ............................................        Aaa/AAA           $    521,250
               Rhode Island Public Building Authority State Public
                  Projects, 1989 Series A
  1,000,000       5.250%, 02/01/09, AMBAC Insured
                  (Escrowed to Maturity) ....................................................        Aaa/AAA              1,050,000
               Rhode Island Public Building Authority State Public
                  Projects, 1993 Series A
    500,000       5.100%, 02/01/05, AMBAC Insured ...........................................        Aaa/AAA                519,940
  1,000,000       5.250%, 02/01/10, AMBAC Insured ...........................................        Aaa/AAA              1,028,750
               Rhode Island Public Building Authority State Public
                  Projects, 1996 School Series B
    500,000       5.500%, 12/15/14, MBIA Insured ............................................        Aaa/AAA                519,375
  1,000,000       5.250%, 12/15/14, MBIA Insured ............................................        Aaa/AAA              1,021,250
    500,000       5.500%, 12/15/15, MBIA Insured ............................................        Aaa/AAA                514,375
               Rhode Island Public Building Authority State Public
                  Projects, 1999 Series A
    500,000       5.000%, 12/15/09, AMBAC Insured ...........................................        Aaa/AAA                519,375
               Rhode Island State Economic Development Corp.,
                  University of Rhode Island Series,
    750,000       4.800%, 11/01/11, FSA Insured .............................................        Aaa/NR                 758,438
    750,000       4.900%, 11/01/12, FSA Insured .............................................        Aaa/NR                 757,500
    750,000       4.900%, 11/01/13, FSA Insured .............................................        Aaa/NR                 752,812
    750,000       5.000%, 11/01/14, FSA Insured .............................................        Aaa/NR                 752,813
                                                                                                                       ------------
                  Total Development Revenue Bonds ...........................................                            11,701,003
                                                                                                                       ------------

               POLLUTION CONTROL REVENUE BONDS (1.1%)
               ------------------------------------------------------------------------------
               Rhode Island Clean Water Protection, 1993 Series A,
    200,000       5.300%, 10/01/07, MBIA Insured ............................................        Aaa/AAA                212,000
    300,000       5.400%, 10/01/09, MBIA Insured ............................................        Aaa/AAA                319,125
               Rhode Island Clean Water Protection, 1993 Series B,
    500,000       4.500%, 10/01/11, MBIA Insured ............................................        Aaa/AAA                494,375
                                                                                                                       ------------
                  Total Pollution Control Revenue Bonds .....................................                             1,025,500
                                                                                                                       ------------

               OTHER REVENUE BONDS (5.8%)
               ------------------------------------------------------------------------------
               State of Rhode Island Depositors Economic Protection
                  Corp., 1992 Series B,
$   135,000       5.500%, 08/01/06, MBIA Insured ............................................        Aaa/AAA           $    145,630
    500,000       6.000%, 08/01/17, MBIA Insured ............................................        Aaa/AAA                530,000
               State of Rhode Island Depositors Economic Protection
                  Corp.,
    300,000       5.800%, 08/01/09, MBIA Insured ............................................        Aaa/AAA                329,250
  1,000,000       5.000%, 07/01/18, MBIA Insured ............................................        Aaa/AAA                977,500
  1,045,000       5.250%, 08/01/21, MBIA Insured
                  (Escrowed to Maturity) ....................................................        Aaa/AAA              1,103,781
               Rhode Island State Capital Development Loan
  1,500,000       5.400%, 08/01/08, MBIA Insured ............................................        Aaa/AAA              1,590,000
               State of Rhode Island Certificates of Participation,
                  Howard Center Improvements
    400,000       5.250%, 10/01/10, MBIA Insured ............................................        Aaa/AAA                417,500
    200,000       5.375%, 10/01/16, MBIA Insured ............................................        Aaa/AAA                207,500
                                                                                                                       ------------
                  Total Other Revenue Bonds .................................................                             5,301,161
                                                                                                                       ------------
                     Total Revenue Bonds ....................................................                            42,599,285
                                                                                                                       ------------

                  Total Investments (cost $90,199,075*) ............................    99.5%                            91,125,197
                  Other assets less liabilities ....................................     0.5                                465,023
                                                                                       ------                          ------------
                  Net Assets .......................................................   100.0%                          $ 91,590,220
                                                                                       ======                          ============

                  *  See notes 2f and 4.
                  +  Represents rating by Fitch Investors Service not S&P.


                                  PORTFOLIO ABBREVIATIONS:
                     AMBAC        - American Municipal Bond Assurance Corp.
                     FGIC         - Financial Guaranty Insurance Co.
                     FSA          - Financial Security Assurance
                     MBIA         - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $90,199,075) ....................................................      $ 91,125,197
   Interest receivable ........................................................................         1,263,676
   Receivable for Fund shares sold ............................................................           458,156
   Receivable for securities sold .............................................................            15,000
   Due from Manager for reimbursement of expenses (note 3) ....................................             1,824
                                                                                                     ------------
   Total assets ...............................................................................        92,863,853
                                                                                                     ------------
LIABILITIES
   Cash overdraft .............................................................................           940,837
   Payable for Fund shares redeemed ...........................................................           132,201
   Dividends payable ..........................................................................           109,903
   Distribution fees payable ..................................................................            51,299
   Management fee payable .....................................................................             7,628
   Accrued expenses ...........................................................................            31,765
                                                                                                     ------------
   Total liabilities ..........................................................................         1,273,633
                                                                                                     ------------
NET ASSETS ....................................................................................      $ 91,590,220
                                                                                                     ============

   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share .....................      $     89,645
   Additional paid-in capital .................................................................        91,660,096
   Net unrealized appreciation on investments (note 4) ........................................           926,122
   Accumulated net realized loss on investments ...............................................        (1,027,941)
   Distributions in excess of net investment income ...........................................           (57,702)
                                                                                                     ------------
                                                                                                     $ 91,590,220
                                                                                                     ============
CLASS A
   Net Assets .................................................................................      $ 73,520,694
                                                                                                     ============
   Capital shares outstanding .................................................................         7,195,955
                                                                                                     ============
   Net asset value and redemption price per share .............................................      $      10.22
                                                                                                     ============
   Offering price per share (100/96 of $10.22 adjusted to nearest cent) .......................      $      10.65
                                                                                                     ============
CLASS C
   Net Assets .................................................................................      $ 10,312,318
                                                                                                     ============
   Capital shares outstanding .................................................................         1,009,369
                                                                                                     ============
   Net asset value and offering price per share ...............................................      $      10.22
                                                                                                     ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..............................................      $      10.22*
                                                                                                     ============
CLASS I
   Net Assets .................................................................................      $    133,302
                                                                                                     ============
   Capital shares outstanding .................................................................            13,050
                                                                                                     ============
   Net asset value, offering and redemption price per share ...................................      $      10.21
                                                                                                     ============
CLASS Y
   Net Assets .................................................................................      $  7,623,906
                                                                                                     ============
   Capital shares outstanding .................................................................           746,145
                                                                                                     ============
   Net asset value, offering and redemption price per share ...................................      $      10.22
                                                                                                     ============


                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest income ..........................................                         $ 2,076,690

Expenses:
     Management fee (note 3) ..................................    $   212,735
     Distribution and service fees (note 3) ...................         96,899
     Legal fees ...............................................         24,064
     Trustees' fees and expenses ..............................         22,376
     Transfer and shareholder servicing agent fees ............         13,934
     Shareholders' reports and proxy statements ...............         13,331
     Audit and accounting fees ................................         10,626
     Custodian fees ...........................................          9,653
     Registration fees and dues ...............................          2,198
     Insurance ................................................          1,734
     Miscellaneous ............................................         10,770
                                                                   -----------
     Total Expenses ...........................................        418,320

     Management fee waived (note 3) ...........................       (170,188)
     Reimbursement of expenses by Manager (note 3) ............        (17,905)
     Expenses paid indirectly (note 7) ........................         (6,668)
                                                                   -----------
     Net expenses .............................................                             223,559
                                                                                        -----------
     Net investment income ....................................                           1,853,131

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from securities transactions ....         35,300
     Change in unrealized appreciation on investments .........     (1,005,471)
                                                                   -----------

     Net realized and unrealized gain (loss) on investments ...                            (970,171)
                                                                                        -----------
     Net increase in net assets resulting from operations .....                         $   882,960
                                                                                        ===========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                              DECEMBER 31, 2001      YEAR ENDED
                                                                 (UNAUDITED)        JUNE 30, 2001
                                                              -----------------     -------------
OPERATIONS:
   Net investment income ...................................    $  1,853,131        $  3,249,811
   Net realized gain (loss) from securities transactions ...          35,300               5,875
   Change in unrealized appreciation on investments ........      (1,005,471)          2,838,665
                                                                ------------        ------------
      Change in net assets from operations .................         882,960           6,094,351
                                                                ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ...................................      (1,616,770)         (2,978,531)

   Class C Shares:
   Net investment income ...................................        (155,553)           (201,055)

   Class I Shares:
   Net investment income ...................................          (2,897)             (3,701)

   Class Y Shares:
   Net investment income ...................................        (103,955)           (122,892)
                                                                ------------        ------------
      Change in net assets from distributions ..............      (1,879,175)         (3,306,179)
                                                                ------------        ------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ...............................      16,986,783          14,476,362
   Reinvested dividends and distributions ..................       1,191,723           2,127,352
   Cost of shares redeemed .................................      (3,708,727)         (8,207,378)
                                                                ------------        ------------
   Change in net assets from capital share transactions ....      14,469,779           8,396,336
                                                                ------------        ------------
      Change in net assets .................................      13,473,564          11,184,508

NET ASSETS:
   Beginning of period .....................................      78,116,656          66,932,148
                                                                ------------        ------------
   End of period ...........................................    $ 91,590,220        $ 78,116,656
                                                                ============        ============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares may carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending December 31, 2001, interest income increased by $2,717, net realized gain on investments decreased by $3,719, and the change in net unrealized appreciation of investments decreased by $1,002. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $25,253 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2001, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  Management Arrangements:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

     Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's net assets.

     For the six months ended December 31, 2001, the Fund incurred management fees of $212,735 of which $170,188 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $17,905. Of this amount, $16,081 was paid prior to December 31, 2001 and the balance of $1,824 was paid in early January 2002.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2001, service fees on Class A Shares amounted to $53,940, of which the Distributor received $1,181.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2001, amounted to $32,172. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2001, amounted to $10,722. The total of these payments with respect to Class C Shares amounted to $42,894, of which the Distributor received $28,050.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10%) but not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay services fees. These fees may not exceed an amount equal to the difference between (i) 0.25% of the average annual net assets of the Fund represented by Class I Shares and (ii) the amount paid under the Fund's Distribution Plan with respect to the assets represented by the Class I Shares. That is, the total payments under both plans will not exceed 0.25% of such net assets. For the six months ended December 31, 2001, these payments were made at the average annual rate of 0.05% of such net assets and amounted to $65.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2001, total commissions on sales of Class A Shares amounted to $263,951, of which the Distributor received $23,988.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2001, purchases of securities and proceeds from the sales of securities aggregated $17,980,885 and $1,933,600, respectively.

     At December 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $90,174,824 amounted to $1,846,045 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $895,672, for a net unrealized appreciation of $950,373.

     At June 30, 2001, the Fund has a capital loss carryover of $1,063,241 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2001, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2001, the Fund had 1.5% of its net assets invested in five Puerto Rico municipal issues, all of which are rated AAA and insured.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflesects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

   Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2001                     YEAR ENDED
                                             (UNAUDITED)                        JUNE 30, 2001
                                     ----------------------------        ----------------------------
                                        SHARES          AMOUNT              SHARES          AMOUNT
                                     ------------    ------------        ------------    ------------
CLASS A SHARES:
   Proceeds from shares sold ....         773,274    $  8,055,183             957,390    $  9,807,024
   Reinvested distributions .....          99,355       1,032,885             185,895       1,897,565
   Cost of shares redeemed ......        (234,569)     (2,444,365)           (631,884)     (6,423,498)
                                     ------------    ------------        ------------    ------------
      Net change ................         638,060       6,643,703             511,401       5,281,091
                                     ------------    ------------        ------------    ------------

CLASS C SHARES:
   Proceeds from shares sold ....         398,913       4,154,644             326,313       3,358,089
   Reinvested distributions .....           9,539          99,123              13,425         136,983
   Cost of shares redeemed ......         (79,678)       (824,673)           (131,670)     (1,354,445)
                                     ------------    ------------        ------------    ------------
      Net change ................         328,774       3,429,094             208,068       2,140,627
                                     ------------    ------------        ------------    ------------

CLASS I SHARES:
   Proceeds from shares sold ....           4,008          41,685               1,452          15,000
   Reinvested distributions .....               -               -                   -               -
   Cost of shares redeemed ......               -               -                   -               -
                                     ------------    ------------        ------------    ------------
      Net change ................           4,008          41,685               1,452          15,000
                                     ------------    ------------        ------------    ------------

CLASS Y SHARES:
   Proceeds from shares sold ....         460,049       4,735,271             126,386       1,296,249
   Reinvested distributions .....           5,716          59,715               9,083          92,804
   Cost of shares redeemed ......         (42,459)       (439,689)            (42,454)       (429,435)
                                     ------------    ------------        ------------    ------------
      Net change ................         423,306       4,355,297              93,015         959,618
                                     ------------    ------------        ------------    ------------
Total transactions in Fund
   shares .......................       1,394,148    $ 14,469,779             813,936    $  8,396,336
                                     ============    ============        ============    ============

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        Class A
                                                     ----------------------------------------------------------------------------
                                                     Six Months
                                                        Ended                             Year Ended June 30,
                                                       12/31/01      ------------------------------------------------------------
                                                     (unaudited)       2001          2000         1999         1998         1997
                                                     -----------     -------       -------      -------      -------      -------
Net asset value, beginning of period ..........        $10.32         $9.91        $10.16       $10.47       $10.18        $9.93
                                                       -------       -------       -------      -------      -------      -------

Income (loss) from investment operations:
   Net investment income ......................         0.23          0.47          0.49         0.49         0.50         0.51
   Net gain (loss) on securities
      (both realized and unrealized) ..........        (0.09)         0.44         (0.24)       (0.30)        0.30         0.26
                                                       -------       -------       -------      -------      -------      -------

   Total from investment operations ...........         0.14          0.91          0.25         0.19         0.80         0.77
                                                       -------       -------       -------      -------      -------      -------
Less distributions (note 6):
   Dividends from net investment income .......        (0.24)        (0.50)        (0.50)       (0.50)       (0.51)       (0.52)
                                                       -------       -------       -------      -------      -------      -------

Net asset value, end of period ................        $10.22        $10.32         $9.91       $10.16       $10.47       $10.18
                                                       =======       =======       =======      =======      =======      =======

Total return (not reflecting sales charge) ....        1.31%+         9.19%         2.58%        1.74%        8.02%        7.95%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...        $73,521       $67,669*      $59,899      $66,611      $52,006      $42,540
   Ratio of expenses to average net assets ....         0.46%*        0.41%         0.41%        0.39%        0.28%       0.23%
   Ratio of net investment income to average
      net assets ..............................         4.42%*        4.65%         4.89%        4.61%        4.83%       5.02%
   Portfolio turnover rate ....................         2.31%+        3.08%         8.66%        1.36%        0.02%       5.29%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....         0.89%*        0.95%         0.95%        0.91%        1.12%        1.23%
   Ratio of net investment income to average
      net assets ..............................         3.99%*        4.11%         4.36%        4.09%        3.99%        4.05%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....         0.45%*        0.40%         0.38%        0.35%        0.27%        0.21%


(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
+   Not annualized.
*   Annualized.


                                                                           Class I
                                                     ---------------------------------------------------
                                                      Six Months
                                                        Ended             Year Ended            Period
                                                       12/31/01             June 30,            Ended
                                                     (unaudited)       2001         2000      6/30/99(1)
                                                     -----------     -------       -------    ----------
Net asset value, beginning of period ..........        $10.32         $9.90        $10.15       $10.54
                                                       -------       -------       -------      -------

Income (loss) from investment operations:
   Net investment income ......................         0.24          0.47          0.48         0.31
   Net gain (loss) on securities
      (both realized and unrealized) ..........        (0.11)         0.43         (0.23)       (0.38)
                                                       -------       -------       -------      -------

   Total from investment operations ...........         0.13          0.90          0.25        (0.07)
                                                       -------       -------       -------      -------
Less distributions (note 6):
   Dividends from net investment income .......        (0.24)        (0.48)        (0.50)       (0.32)
                                                       -------       -------       -------      -------

Net asset value, end of period ................        $10.21        $10.32         $9.90       $10.15
                                                       =======       =======       =======      =======

Total return (not reflecting sales charge) ....        1.19%+         9.29%         2.56%      (0.75)%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ...         $133          $93            $75          $77
   Ratio of expenses to average net assets ....        0.48%*         0.41%         0.43%       0.49%*
   Ratio of net investment income to average
      net assets ..............................        4.42%*         4.65%         4.87%       4.54%*
   Portfolio turnover rate ....................        2.31%+         3.08%         8.66%        1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....        0.91%*         0.96%         0.97%       0.87%*
   Ratio of net investment income to average
      net assets ..............................         3.99%*        4.10%         4.34%       4.16%*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....         0.46%*        0.41%         0.40%       0.46%*

(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
+   Not annualized.
*   Annualized.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           Class C
                                                        ----------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended June 30,
                                                          12/31/01        ----------------------------------------------------------
                                                        (unaudited)         2001         2000        1999         1998         1997
                                                        -----------       -------       ------      ------       ------       ------
Net asset value, beginning of period ...............       $10.32           $9.91       $10.16      $10.47       $10.18       $9.93
                                                           ------          ------       ------      ------       ------       ------

Income from investment operations:
   Net investment income ...........................        0.19            0.38         0.40        0.38         0.40         0.41
   Net gain (loss) on securities (both realized
      and unrealized) ..............................       (0.10)           0.43        (0.24)      (0.29)        0.30         0.26
                                                           ------          ------       ------      ------       ------       ------

   Total from investment operations ................        0.09            0.81         0.16        0.09         0.70         0.67
                                                           ------          ------       ------      ------       ------       ------

Less distributions (note 6):
   Dividends from net investment income ............       (0.19)          (0.40)       (0.41)      (0.40)       (0.41)       (0.42)
                                                           ------          ------       ------      ------       ------       ------

Net asset value, end of period .....................       $10.22          $10.32       $9.91       $10.16       $10.47       $10.18
                                                           ======          ======       ======      ======       ======       ======

Total return (not reflecting sales charge) .........       0.87%+          8.27%         1.71%       0.76%        6.94%        6.89%

Ratios/supplemental data
   Net assets, end of period (in thousands) ........       $10,312         $7,023       $4,681      $4,213       $2,778        $485
   Ratio of expenses to average net assets .........        1.31%*         1.26%        1.26%        1.35%        1.29%        1.08%
   Ratio of net investment income to average
      net assets ...................................        3.55%*         3.78%        4.04%        3.65%        3.77%        4.20%
   Portfolio turnover rate .........................       2.31%+          3.08%+       8.66%        1.36%        0.02%        5.29%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .........       1.74%*           1.80%        1.80%       1.75%        1.93%        2.08%
   Ratio of net investment income to average
      net assets ...................................       3.13%*           3.24%        3.50%       3.25%        3.11%        3.20%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........       1.30%*           1.25%        1.23%       1.32%        1.28%        1.06%

+   Not annualized.
*   Annualized.

                                                                                           Class Y
                                                        ----------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended June 30,
                                                          12/31/01        ----------------------------------------------------------
                                                        (unaudited)         2001         2000        1999         1998         1997
                                                        -----------       -------       ------      ------       ------       ------
Net asset value, beginning of period ...............       $10.32           $9.91       $10.16      $10.47       $10.19        $9.93


Income from investment operations:
   Net investment income ...........................        0.24            0.48         0.50        0.49         0.59         0.56
   Net gain (loss) on securities (both realized
      and unrealized) ..............................       (0.10)           0.44        (0.24)      (0.30)        0.29         0.26


   Total from investment operations ................        0.14            0.92         0.26        0.19         0.88         0.82


Less distributions (note 6):
   Dividends from net investment income ............       (0.24)          (0.51)       (0.51)      (0.50)       (0.60)       (0.56)


Net asset value, end of period .....................       $10.22          $10.32        $9.91      $10.16       $10.47       $10.19


Total return (not reflecting sales charge) .........       1.38%+           9.35%        2.73%       1.79%        8.80%        8.48%

Ratios/supplemental data
   Net assets, end of period (in thousands) ........       $7,624          $3,332       $2,277      $4,250        $17          $0.1
   Ratio of expenses to average net assets .........       0.31%*           0.26%        0.26%       0.33%        0.28%        0.08%
   Ratio of net investment income to average
      net assets ...................................       4.58%*           4.79%        5.07%       4.65%        4.66%        5.20%
   Portfolio turnover rate .........................       2.31%+           3.08%+       8.66%       1.36%        0.02%        5.29%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:


   Ratio of expenses to average net assets .........       0.74%*           0.80%        0.79%       0.70%        0.83%        1.08%
   Ratio of net investment income to average
      net assets ...................................       4.15%*           4.24%        4.54%       4.29%        4.11%        4.20%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........       0.30%*           0.26%        0.23%       0.30%        0.27%        0.06%

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on November 7, 2001. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.

                                        Number of Votes:
         TRUSTEE                        FOR                       WITHHELD

         Lacy B. Herrmann               6,284,783                 17,342
         Vernon R. Alden                6,284,783                 17,342
         Paul Y. Clinton                6,284,783                 17,342
         David A. Duffy                 6,279,440                 22,685
         Willliam J. Nightingale        6,279,440                 22,685
         J. William Weeks               6,279,440                 22,685


2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                        Number of Votes:
         FOR                            AGAINST                   ABSTAIN

         6,261,350                      4,423                     36,352